Accounts Receivable, Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Accounts Receivable Accounts Payable And Accrued Liabilities [Abstract]
Schedule of Accounts Receivable
Accounts receivable consist of the following:

	As of December 31
(in thousands)	2017	2016
Trade accounts receivable, less doubtful accounts of $22,975 and $26,723	$600,215	$591,854
Other receivables	20,104	23,247
	$620,319	$615,101

Schedule of Changes in Allowance for Doubtful Accounts and Returns and Allowance for Advertising Rate Adjustments and Discounts
The changes in allowance for doubtful accounts was as follows:

(in thousands)	Balance at Beginning of Period	Additions – Charged to Costs and Expenses	Deductions	Balance at End of Period
2017	$26,723	$33,830	$(37,578)	$22,975
2016	$27,854	$29,718	$(30,849)	$26,723
2015	$32,598	$39,982	$(44,726)	$27,854

Schedule of Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consist of the following:

	As of December 31
(in thousands)	2017	2016
Accounts payable and accrued liabilities	$385,927	$352,356
Accrued compensation and related benefits	140,396	148,370
	$526,323	$500,726